Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	118 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Nov. 14, 2014	Aug. 31, 2014
C000008940 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class 1/JIGDX)
Account Value	$ 11,902.551139	$ 11,902.551139	$ 11,902.551139	$ 11,902.551139	$ 11,146.386206	$ 10,557.294454	$ 12,308.600542	$ 11,968.952083	$ 10,965.826461	$ 10,369.678125	$ 10,467.505231	$ 10,358.485486	$ 9,390.8228		$ 10,000
Average Annual Return, Percent	6.78%	1.65%		1.76%
C000218633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class A/JABWX)
Account Value	$ 11,325.016646	$ 11,325.016646	11,325.016646	$ 11,325.016646	10,630.528074	10,094.20164	11,807.612564	11,490.194001	10,527.193403	9,954.891	10,048.805021	9,944.146066	9,015.189888		9,600
Average Annual Return, Percent	2.29%	0.65%		1.25%
C000218633 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class A/JABWX)—excluding sales charge
Average Annual Return, Percent	6.53%	1.47%		1.67%
C000218634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class C/JABOX)
Account Value	$ 11,508.955377	$ 11,508.955377	11,508.955377	$ 11,508.955377	10,894.556019	10,421.257817	12,281.588173	11,968.952083	10,965.826461	10,369.678125	10,467.505231	10,358.485486	9,390.8228		10,000
Average Annual Return, Percent	4.64%	0.97%		1.42%
C000218634 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class C/JABOX)—excluding sales charge
Average Annual Return, Percent	5.64%	0.97%		1.42%
C000218631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class I/JABTX)
Account Value	$ 297,230.417176	$ 297,230.417176	297,230.417176	$ 297,230.417176	278,505.13031	263,887.284201	307,715.013576	299,223.802101	274,145.661538	259,241.953127	261,687.63077	258,962.137144	234,770.57		250,000
Average Annual Return, Percent	6.72%	1.63%		1.75%
C000218632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Fund (Class R6/JABUX)
Account Value	$ 1,193,447.861513	$ 1,193,447.861513	1,193,447.861513	$ 1,193,447.861513	1,116,453.833467	1,057,288.878254	1,231,760.45463	1,196,895.208402	1,096,582.64615	1,036,967.812505	1,046,750.523076	1,035,848.548574	939,082.28		1,000,000
Average Annual Return, Percent	6.90%	1.71%		1.78%
C000085587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class A/JIPAX)
Account Value	$ 12,033.22781	$ 12,033.22781	12,033.22781	$ 12,033.22781	11,200.366434	10,944.920312	12,250.475678	11,570.6064	11,018.354779	10,384.799062	10,628.489494	10,176.615701	9,735.85104		9,600
Average Annual Return, Percent	3.09%	0.96%		1.87%
C000085587 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class A/JIPAX)—excluding sales charge
Average Annual Return, Percent	7.44%	1.78%		2.28%
C000085588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class C/JIPCX)
Account Value	$ 11,687.914245	$ 11,687.914245	11,687.914245	$ 11,687.914245	10,955.282674	10,791.576615	12,151.873086	11,568.8303	11,083.766654	10,519.604075	10,841.941389	10,453.464413	10,070.8357		10,000
Average Annual Return, Percent	5.69%	1.07%		1.57%
C000085588 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class C/JIPCX)—excluding sales charge
Average Annual Return, Percent	6.69%	1.07%		1.57%
C000085589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class I/JIPIX)
Account Value	$ 322,956.435197	$ 322,956.435197	322,956.435197	$ 322,956.435197	299,708.402107	292,293.443572	325,845.206379	307,121.744227	291,327.491292	273,789.939678	279,393.91954	266,928.540862	254,339.22		250,000
Average Annual Return, Percent	7.76%	2.08%		2.59%
C000027206 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class NAV/JHSEX)
Account Value	$ 13,070.017656	$ 13,070.017656	13,070.017656	$ 13,070.017656	12,114.495992	11,801.515781	13,154.286563	12,373.013417	11,721.582596	11,001.868212	11,213.857326	10,701.737044	10,185.3907		10,000
Average Annual Return, Percent	7.89%	2.20%		2.71%
C000113502 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class R2/JIPPX)
Account Value	$ 12,436.610888	$ 12,436.610888	12,436.610888	$ 12,436.610888	11,572.873523	11,330.803262	12,689.476557	11,995.260341	11,432.433413	10,784.780592	11,046.627871	10,589.105755	10,130.1685		10,000
Average Annual Return, Percent	7.46%	1.70%		2.20%
C000106458 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Fund (Class R6/JIPRX)
Account Value	$ 1,307,007.161185	$ 1,307,007.161185	1,307,007.161185	$ 1,307,007.161185	1,210,375.255006	1,179,172.464909	1,314,269.572512	1,236,356.89549	1,171,457.039205	1,100,763.766573	1,122,102.189191	1,070,004.902399	1,018,400.88		1,000,000
Average Annual Return, Percent	7.98%	2.21%		2.71%
C000099349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)
Account Value	$ 10,663.340235	$ 10,663.340235	10,663.340235	$ 10,663.340235	10,545.618755	9,974.125124	12,232.562007	9,586.191095	9,034.570998	9,827.071226	10,062.261804	8,255.038212	7,324.088745		9,500
Average Annual Return, Percent	(3.97%)	2.32%		0.64%
C000099349 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class A/JEVAX)—excluding sales charge
Average Annual Return, Percent	1.12%	3.37%		1.16%
C000099350 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)
Account Value	$ 10,442.644115	$ 10,442.644115	10,442.644115	$ 10,442.644115	10,407.550064	9,899.138149	12,233.336117	9,658.841239	9,163.643011	10,037.715866	10,352.428982	8,553.492768	7,642.8031		10,000
Average Annual Return, Percent	(0.65%)	2.65%		0.43%
C000099350 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class C/JEVCX)—excluding sales charge
Average Annual Return, Percent	0.34%	2.65%		0.43%
C000099351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class I/JEVIX)
Account Value	$ 289,097.111997	$ 289,097.111997	289,097.111997	$ 289,097.111997	285,097.8309	268,783.49015	328,600.996976	256,850.313857	241,388.717186	261,595.808352	267,117.263766	218,432.796151	193,307.98		250,000
Average Annual Return, Percent	1.40%	3.67%		1.46%
C000047776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class NAV/JEVNX)
Account Value	$ 11,697.714485	$ 11,697.714485	11,697.714485	$ 11,697.714485	11,520.913169	10,847.651815	13,253.19934	10,341.355206	9,707.839192	10,509.303477	10,720.782709	8,758.941073	7,741.4338		10,000
Average Annual Return, Percent	1.53%	3.80%		1.58%
C000106468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Fund (Class R6/JEVRX)
Account Value	$ 1,169,879.362347	$ 1,169,879.362347	1,169,879.362347	$ 1,169,879.362347	1,152,292.566193	1,083,977.068561	1,325,119.798817	1,033,629.023689	971,266.041674	1,050,732.351516	1,072,058.06284	876,535.180352	774,626.14		1,000,000
Average Annual Return, Percent	1.53%	3.79%		1.58%
C000056650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class 1/JFIHX)
Account Value	$ 14,545.341084	$ 14,545.341084	14,545.341084	$ 14,545.341084	13,318.429023	12,236.009477	12,455.277031	11,454.158283	11,421.176894	11,046.285088	10,583.33174	10,095.1025	9,823.8302		10,000
Average Annual Return, Percent	9.21%	4.95%		3.82%
C000056647 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class A/JFIAX)
Account Value	$ 13,733.121074	$ 13,733.121074	13,733.121074	$ 13,733.121074	12,612.357939	11,622.142025	11,865.200539	10,944.980709	10,932.410842	10,618.423424	10,204.745198	9,769.195391	9,542.174558		9,750
Average Annual Return, Percent	6.12%	4.14%		3.22%
C000056647 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class A/JFIAX)—excluding sales charge
Average Annual Return, Percent	8.89%	4.67%		3.48%
C000056649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class C/JFIGX)
Account Value	$ 13,082.831853	$ 13,082.831853	13,082.831853	$ 13,082.831853	12,105.163078	11,238.298914	11,557.275321	10,743.344002	10,823.0473029999	10,590.026686	10,253.648369	9,885.341311	9,710.8326		10,000
Average Annual Return, Percent	7.08%	3.87%		2.72%
C000056649 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class C/JFIGX)—excluding sales charge
Average Annual Return, Percent	8.08%	3.87%		2.72%
C000056651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class I/JFIIX)
Account Value	$ 360,765.360535	$ 360,765.360535	360,765.360535	$ 360,765.360535	330,570.005364	303,919.339737	309,586.411882	285,269.668732	284,291.798761	275,492.638277	264,115.141668	252,076.969058	245,165.8325		250,000
Average Annual Return, Percent	9.13%	4.88%		3.74%
C000056652 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class NAV/JFIDX)
Account Value	$ 14,612.80101	$ 14,612.80101	14,612.80101	$ 14,612.80101	13,374.716846	12,282.860687	12,497.256115	11,488.820527	11,450.458628	11,082.655868	10,600.284109	10,106.251428	9,829.4432		10,000
Average Annual Return, Percent	9.26%	5.00%		3.87%
C000106469 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Floating Rate Income Fund (Class R6/JFIRX)
Account Value	$ 1,462,274.245398	$ 1,462,274.245398	1,462,274.245398	$ 1,462,274.245398	1,336,718.862603	1,227,613.847159	1,249,021.717175	1,148,318.301619	1,144,493.073863	1,106,477.2486	1,059,835.641351	1,010,524.279657	982,850.33		1,000,000
Average Annual Return, Percent	9.39%	5.02%		3.87%
C000082346 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class A/JMKAX)
Account Value	$ 12,243.194601	$ 12,243.194601	12,243.194601	$ 12,243.194601	10,731.589011	10,089.172362	12,540.450449	11,763.429026	11,381.040849	10,297.978833	10,925.754321	10,160.052907	8,773.593888		9,600
Average Annual Return, Percent	9.57%	0.64%		2.05%
C000082346 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class A/JMKAX)—excluding sales charge
Average Annual Return, Percent	14.09%	1.47%		2.46%
C000145673 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class C/JMKCX)
Account Value	$ 11,852.149323	$ 11,852.149323	11,852.149323	$ 11,852.149323	10,471.170518	9,925.26807	12,412.994692	11,725.276948	11,422.96142	10,407.323898	11,119.442697	10,422.865502	9,052.5502		10,000
Average Annual Return, Percent	12.19%	0.74%		1.71%
C000145673 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class C/JMKCX)—excluding sales charge
Average Annual Return, Percent	13.19%	0.74%		1.71%
C000082347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class I/JMKIX)
Account Value	$ 327,957.476456	$ 327,957.476456	327,957.476456	$ 327,957.476456	286,982.537374	269,383.439788	333,810.568611	312,231.260793	301,175.653697	271,458.979491	287,445.316903	266,468.145115	229,427.3575		250,000
Average Annual Return, Percent	14.28%	1.72%		2.75%
C000082348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class NAV)
Account Value	$ 13,286.013088	$ 13,286.013088	13,286.013088	$ 13,286.013088	11,609.151389	10,882.695956	13,458.491638	12,586.063476	12,124.804626	10,913.433383	11,543.702086	10,688.680837	9,191.0661		10,000
Average Annual Return, Percent	14.44%	1.85%		2.88%
C000153965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class R2/JHEMX)
Account Value	$ 12,877.75956	$ 12,877.75956	12,877.75956	$ 12,877.75956	11,280.56955	10,601.744912	13,139.680998	12,335.626368	11,920.107167	10,775.676839	11,433.160635	10,615.557705	9,149.9198		10,000
Average Annual Return, Percent	14.16%	1.56%		2.56%
C000153967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Emerging Markets Debt Fund (Class R6/JEMIX)
Account Value	$ 1,324,390.479927	$ 1,324,390.479927	1,324,390.479927	$ 1,324,390.479927	1,157,521.862062	1,085,196.611564	1,340,401.132428	1,253,616.742907	1,207,867.819197	1,087,656.792751	1,150,713.645104	1,065,598.644362	916,025.29		1,000,000
Average Annual Return, Percent	14.42%	1.86%		2.85%
C000140586 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class A/JIAFX)
Account Value	$ 13,965.187479	$ 13,965.187479	$ 13,965.187479	$ 13,965.187479	12,153.202052	11,712.239401	12,898.712651	11,448.466685	11,228.365238	10,640.925497	10,556.871161	10,025.924945	9,358.544752	$ 9,550
Average Annual Return, Percent	9.70%	3.49%	3.47%
C000140586 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class A/JIAFX)—excluding sales charge
Average Annual Return, Percent	14.91%	4.46%	3.95%
C000140587 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class C/JIAGX)
Account Value	$ 13,602.42784	$ 13,602.42784	$ 13,602.42784	13,602.42784	11,937.00943	11,579.80127	12,848.6929	11,497.55917	11,357.06155	10,836.88956	10,826.66106	10,352.77591	9,728.885846	10,000
Average Annual Return, Percent	12.95%	3.67%	3.19%
C000140587 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class C/JIAGX)—excluding sales charge
Average Annual Return, Percent	13.95%	3.67%	3.19%
C000140588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class I/JIAIX)
Account Value	$ 375,708.387874	$ 375,708.387874	$ 375,708.387874	375,708.387874	326,151.96187	313,504.355959	344,349.43603	305,194.325553	298,397.79069	281,674.566079	278,593.770301	264,041.695771	245,594.855	25,000
Average Annual Return, Percent	15.19%	4.72%	4.25%
C000219602 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class NAV)
Account Value	$ 14,259.57024	$ 14,259.57024	$ 14,259.57024	14,259.57024	12,368.466794	11,873.429786	13,019.901796	11,521.797885	11,357.061661	10,836.889554	10,826.661066	10,352.775897	9,728.8858	10,000
Average Annual Return, Percent	15.29%	4.66%	3.69%
C000140589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Multi-Asset High Income Fund (Class R6/JIASX)
Account Value	$ 1,519,248.136033	$ 1,519,248.136033	$ 1,519,248.136033	1,519,248.136033	1,317,630.702758	1,265,202.422397	1,387,977.179071	1,228,828.785861	1,199,318.592439	1,132,111.538169	1,118,705.917355	1,058,117.385746	983,240.34	1,000,000
Average Annual Return, Percent	15.30%	4.84%	4.36%
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond (USD Hedged) Index
Account Value	$ 12,408.930812	$ 12,408.930812	$ 12,408.930812	$ 12,408.930812	11,545.539332	11,481.995557	12,756.419102	12,659.628017	12,258.119562	11,069.530096	10,987.874149	10,957.557764	10,222.8071		10,000
Average Annual Return, Percent	7.48%	0.24%		2.18%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,765.406371	$ 11,765.406371	$ 11,765.406371	$ 11,765.406371	10,965.301134	11,097.722488	12,542.057701	12,552.641963	11,789.468742	10,700.908741	10,814.374128	10,761.416551	10,155.4935		10,000
Average Annual Return, Percent	7.30%	(0.04%)	1.65%	1.64%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 12,877.332292	$ 12,877.332292	$ 12,877.332292	$ 12,877.332292	11,190.702121	11,052.272191	14,134.03752	11,669.279784	10,192.833571	10,657.730712	10,730.609795	8,616.937707	7,705.2422		10,000
Average Annual Return, Percent	15.07%	4.79%		2.56%
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 13,309.471049	$ 13,309.471049	13,309.471049	$ 13,309.471049	11,734.523192	11,094.851105	14,011.445952	13,395.938608	13,039.356033	11,460.712458	11,860.33899	11,293.523484	9,885.4376		10,000
Average Annual Return, Percent	13.42%	0.41%		2.90%
Bloomberg U S Aggregate Bond C000140589 Index [Member]
Account Value [Line Items]
Account Value	$ 1,173,498.416592	$ 1,173,498.416592	1,173,498.416592	$ 1,173,498.416592	1,093,694.778735	1,106,902.673506	1,250,962.728155	1,252,018.417565	1,175,898.431713	1,067,323.904267	1,078,641.103806	1,073,359.039571	1,012,923.41	1,000,000
Bloomberg U S Aggregate Bond C000140588 Index [Member]
Account Value [Line Items]
Account Value	293,374.604149	293,374.604149	293,374.604149	293,374.604149	273,423.694685	276,725.668378	312,740.68204	313,004.604392	293,974.607929	266,830.976067	269,660.275952	268,339.759893	253,230.8525	250,000
Bloomberg U S Aggregate Bond C000140586 Index [Member]
Account Value [Line Items]
Account Value	$ 11,734.984166	11,734.984166	11,734.984166	11,734.984166	10,936.947787	11,069.026735	12,509.627282	12,520.184176	11,758.984317	10,673.239043	10,786.411038	10,733.590396	10,129.2341	10,000
Bloomberg Global Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond Index
Account Value	$ 10,118.551415	$ 10,118.551415	10,118.551415	$ 10,118.551415	9,465.55992	9,474.400483	11,499.658463	11,440.281002	10,840.146739	10,059.002059	10,197.446054	10,178.270396	9,355.8243		10,000
Average Annual Return, Percent	6.90%	(1.37%)		0.12%
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar LSTA US Leveraged Loan Index
Account Value	$ 15,867.343033	$ 15,867.343033	15,867.343033	$ 15,867.343033	14,442.636977	13,205.120074	13,156.153922	12,137.261972	12,028.130265	11,642.49779	11,100.389828	10,492.238788	10,100.173		$ 10,000
Average Annual Return, Percent	9.86%	5.70%		4.73%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,331.925845	$ 25,331.925845	$ 25,331.925845	$ 25,331.925845	20,357.564031	17,609.731187	20,735.663818	15,979.456431	13,682.706116	13,647.102463	12,065.933224	10,385.057642	9,734.4472	10,000
Average Annual Return, Percent	24.43%	13.11%	9.95%
Twenty MSCI USA High Dividend Yield Index 10 MSCI World ex USA High Dividend Yield Index 25 Bloomberg US Aggregate Credit Corporate Investment Grade Index 45 Bloomberg Global High Yield USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	20% MSCI USA High Dividend Yield Index / 10% MSCI World ex USA High Dividend Yield Index / 25% Bloomberg US Aggregate Credit - Corporate Investment Grade Index / 45% Bloomberg Global High Yield (USD Hedged) Index
Account Value	$ 16,444.093859	$ 16,444.093859	$ 16,444.093859	16,444.093859	14,335.516435	13,361.204197	15,129.598923	13,567.891347	12,988.412666	12,101.59293	11,789.886143	10,884.414227	9,752.8628	10,000
Average Annual Return, Percent	14.71%	4.83%	5.21%
Seventy Bloomberg U S Aggregate Bond Index 30 MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	70% Bloomberg U.S. Aggregate Bond Index / 30% MSCI World Index
Account Value	$ 15,087.984727	$ 15,087.984727	$ 15,087.984727	$ 15,087.984727	$ 13,439.608541	$ 12,950.021205	$ 14,782.645756	$ 13,647.759114	$ 12,403.581865	$ 11,543.476722	$ 11,196.825795	$ 10,663.045773	$ 10,021.9719	$ 10,000
Average Annual Return, Percent	12.27%	4.00%	4.29%